Cassidy & Associates
                  1504 R Street N.W.
                Washington, D.C. 20009



Telephone: 202/387-5400               Fax: 202/745-1920

Email:  lwcassidy@aol.com



                     November 6, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

               Re:  Form 10-12G Filing
                    Valiant Healthcare, Inc.

Gentlemen:

     I enclose for filing the Form 10-12G for Valiant Healthcare, Inc.

     If necessary, please contact me at the above telephone or address or the email.



                                 Sincerely,


                                 Lee W. Cassidy